Transactions with Related Parties	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties

NOTE 9: TRANSACTIONS WITH RELATED PARTIES

Vessel Operating Expenses (management fees): Pursuant to a management agreement dated August 29, 2019 (the “Management Agreement”), the Manager provides commercial and technical management services to Navios Holdings’ vessels. The term of this agreement is for an initial period of five years with an automatic extension period of five years thereafter unless a notice for termination is received by either party. The ship management services fees provided by the Manager was a fixed rate of $3.7 per day per owned/bareboat-in vessel until August 2021, $3.8 per day per owned/bareboat-in vessel until August 2022 and $3.9 per day until the closing of the Transaction on September 8, 2022. The fee for the ship management services provided by the Manager is a daily fee of $0.03 per day per charter-in vessel. Drydocking expenses under this agreement are reimbursed by Navios Holdings at cost. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Management Agreement is terminated on or before August 29, 2024. Total management fees for vessel operating expenses for the three month periods ended June 30, 2022 and 2021 amounted to $8,697 and $9,794, respectively and are presented under the caption “Direct vessel expenses” in the interim condensed consolidated statements of comprehensive income. Total management fees for vessel operating expenses for the six month periods ended June 30, 2022 and 2021 amounted to $17,297 and $20,365, respectively and are presented under the caption “Direct vessel expenses” in the interim condensed consolidated statements of comprehensive income. During the three and six month periods ended June 30, 2022, certain extraordinary fees and costs related to COVID-19 measures, including crew related expenses, amounted to $550 and $1,656, respectively, and are presented under the caption “Direct vessel expenses” in the interim condensed consolidated statements of comprehensive income. During the three and six month periods ended June 30, 2021, certain extraordinary fees and costs related to COVID-19 measures, including crew related expenses, amounted to $169 and $171, respectively, and are presented under the caption “Direct vessel expenses” in the interim condensed consolidated statements of comprehensive income.

Navios Partners Guarantee: In November 2012 (as amended in March 2014), the Company entered into an agreement with Navios Partners (the “Navios Partners Guarantee”) to provide Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, the same periods and the same amounts. In April 2021, the Company paid the amount of $5,000 to Navios Partners as the final settlement of the outstanding balance of the claim.

General and administrative expenses: Pursuant to an administrative services agreement with the Manager dated August 29, 2019 (the “Administrative Services Agreement”), the Manager provides administrative services to Navios Holdings. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Administrative Services Agreement is terminated on or before August 29, 2024. Total general and administrative expenses attributable to this agreement for the three month periods ended June 30, 2022 and 2021 amounted to $1,932 and $2,168, respectively, and are presented under the caption “General and administrative expenses” in the interim condensed consolidated statements of comprehensive income. Total general and administrative expenses attributable to this agreement for the six month periods ended June 30, 2022 and 2021 amounted to $3,843 and $4,508, respectively, and are presented under the caption “General and administrative expenses” in the interim condensed consolidated statements of comprehensive income.

Pursuant to an administrative services agreement with the Manager dated August 29, 2019, NSM provides administrative services to Navios Logistics. Total general and administrative fees for each of the three month periods ended June 30, 2022 and 2021 amounted to $286 and are presented under the caption “General and administrative expenses” in the interim condensed consolidated statements of comprehensive income. Total general and administrative fees for each of the six month periods ended June 30, 2022 and 2021 amounted to $572 and are presented under the caption “General and administrative expenses” in the interim condensed consolidated statements of comprehensive income.

Balance due to affiliate companies: Balances due to NSM as of June 30, 2022 amounted to $45,095 and to $21,028 as of December 31, 2021.

As of June 30, 2022, the balance due to NSM consisted mainly of management fees for vessel operating expenses, payments to the Manager in accordance with the Management Agreement and other amounts in connection with dry-dock, ballast water treatment system and special survey of our vessels.

Midstream General Partner Option Agreement: Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2022, Navios Holdings had not exercised any part of that option.

Sale of Vessels and Sale of Rights to Navios Partners: In March 2021, Navios Holdings completed the sale to Navios Partners of the Navios Centaurus, a 2012-built Panamax vessel of 81,472 dwt, and the Navios Avior, a 2012-built Panamax vessel of 81,355 dwt, for a sale price of $39,250, including working capital adjustments. In June 2021, Navios Holdings completed the sale to Navios Partners of the Navios Ray, a 2012 built Capesize vessel of 179,515 dwt, and the Navios Bonavis, a 2009 built Capesize vessel of 180,022 dwt, for a sale price of $58,000 and the sale of the Navios Koyo, a 2011-built Capesize vessel, previously chartered-in by Navios Holdings, for a sale price of $28,500. In July 2021, Navios Holdings completed the sale to Navios Partners of the Navios Azimuth, a 2011 built Capesize vessel of 179,169 dwt, for a sale price of $30,000.

On July 26, 2022, Navios Holdings agreed to sell its 36-vessel dry bulk fleet for an aggregate consideration of $835,000 to Navios Partners. For further information see Note 16 “Subsequent Events” in the interim condensed consolidated financial statements.

Secured credit facility with Navios Logistics (Grimaud Loan): On April 25, 2019, Navios Holdings entered into a secured credit facility of up to $50,000 with Navios Logistics on a secured basis to be used for general corporate purposes, including the repurchase of 2022 Notes. This credit facility was secured by any 2022 Notes purchased by Navios Holdings with these funds. The secured credit facility included an arrangement fee of $500 and initially bore a fixed interest rate of 12.75% for the first year and 14.75% for the second year. On December 2, 2019, Navios Holdings and Navios Logistics agreed to increase the secured credit facility by $20,000. Following this amendment, as a result of the redemption of the 2022 Logistics Senior Notes, repayment of the Term Loan B Facility and the issuance of 2025 Logistics Senior Notes, (a) the interest rate on the secured credit facility decreased to 10.0%, and (b) the maturity of the secured credit facility was extended to December 2024. As of December 31, 2021, the total amount of this facility was repaid in full, as described below.

Effective as of May 2021, and upon the release of certain collateral, the facility bore interest of 13.0% per annum.

On June 30, 2021, the Company entered into a supplemental agreement to the Grimaud Loan (the “Supplemental Grimaud Loan Agreement”) with Grimaud, whereby the Company and Grimaud agreed to amend the Grimaud Loan. Pursuant to the amendment, the Grimaud Loan could be repaid or prepaid in full by the issuance of shares of common stock of Navios Holdings. The effectiveness of the Supplemental Grimaud Loan Agreement was subject to, and contingent upon, prepayment of the Grimaud Loan in the amount of $7,500 in cash and the effectiveness of a registration statement registering the resale of Navios Holdings shares, among other conditions.

On July 13, 2021, the Grimaud Loan plus accrued interest was repaid in full by the Company through the issuance of 9,301,542 shares (the “Shares”) of the Company’s common stock and $7,500 in cash plus accrued and unpaid interest. Please see also Note 10 “Preferred and Common Stock” to the interim condensed consolidated financial statements.

NSM Loan: On August 29, 2019, Navios Holdings entered into a secured credit facility of $141,795 (including post-closing adjustments) with a wholly owned subsidiary of NSM (the “NSM Loan”). In general, the amount owed reflects the excess of: (i) the liabilities of the ship management business (including liabilities for advances previously made by affiliate companies to the Company for ongoing operating costs, including technical management services, supplies, dry-docking and related expenses) other than liabilities the assumption of which forms part of the consideration for the sale of the management division over; (ii) the short term assets of the ship management business. The Company’s obligations under the NSM Loan were guaranteed by substantially the same subsidiaries that guaranteed the 2022 Notes and secured by assets of the Company that did not secure the 2022 Notes or the 2022 Senior Secured Notes. The credit facility was repayable over a five-year period; of the initial amount, $47,000 was repayable in 2020 in equal quarterly installments, with the remaining principal repayment in equal quarterly installments over the following 48 months. In certain cases, principal payments could be deferred provided that no more than $20,000 of deferral may be outstanding during the first or second year and $10,000 outstanding in the third year. The loan agreement provided for interest at 5.0% annually, and 7.0% annually for deferred principal amounts.

In December 2021, the Company entered into an amended and restated secured loan agreement with NSM in order to refinance the outstanding balance of this facility through the NSM Loan I (as defined herein). As of June 30, 2022, and following the refinancing, the NSM Loan was fully repaid.

The Company’s obligations under the NSM Loan were guaranteed by 2,072,121 common units in Navios Partners, first priority share pledges on two companies that have entered into sale and leaseback agreements and five companies that hold the rights to certain bareboat contracts.

$50.0 million NSM Loan: In June 2020, the Company entered into a secured loan agreement with a wholly owned subsidiary of NSM, for a loan of up to $50,000 to be used for general corporate purposes (the “$50.0 million NSM Loan”). The terms and conditions of the secured loan agreement were approved by a Special Committee of the Board of Directors comprised of independent directors. The loan agreement was repayable in up to 18 equal consecutive quarterly installments. The loan agreement provided for interest at a rate of 5.0% annually (and 7.0% annually for deferred principal amounts).

The Company’s obligations under the $50.0 million NSM Loan were guaranteed by first priority security interests in a vessel, as well as pledge of certain 2022 Notes due 2022 owned by Navios Holdings and 40,587 common units in Navios Partners.

On July 12, 2021, the Company refinanced the total outstanding balance of $39,735 under this facility through the $115.0 million NSM Loan described below.

$115.0 million NSM Loan: In June 2021, the Company entered into a senior secured term loan facility with a wholly owned subsidiary of NSM for a loan up to $115,000 (i) to refinance $39,736 being the outstanding balance under the $50.0 million NSM Loan described above (“Tranche A”), (ii) to redeem amount of $70,000 of 2022 Senior Secured Notes and (iii) to be used for general corporate purposes (“Tranche B”) (the “$115.0 million NSM Loan”). The terms and conditions of the secured loan agreement were approved by a Special Committee of the Board of Directors comprised of independent directors. Tranche A was repayable in 14 quarterly installments of $2,838 and matured on November 30, 2024. Tranche B was repayable in seven quarterly installments with the first two being of an amount of $22,632 each and the remaining of an amount of $6,000 each and matured on February 28, 2023.

Both tranches bore interest at a rate of 10.5% per annum, payable quarterly. The Company could have elected to defer one scheduled amortization payment by 90 days and interest payments, in which case the applicable interest rate would be 12.0% per annum, compounded quarterly.

On July 12, 2021, the amount under this facility was fully drawn.

In December 2021, the Company entered into an amended and restated secured loan agreement with NSM in order to refinance the outstanding balance of that facility through the NSM Loan I (as defined herein). As of June 30, 2022, and following the refinancing, the $115.0 million NSM Loan was fully repaid. As of June 30, 2022, the Company wrote off $875 of deferred financing costs and was included in the interim condensed consolidated statement of comprehensive income under the caption “Interest expense and finance cost, net”.

The Company’s obligations under the $115.0 million NSM Loan were guaranteed by first priority security interests in a vessel, as well as pledge of certain 2022 Notes owned by Navios Holdings and 40,587 common units in Navios Partners and a second priority pledge in the Navios Logistics’ shares, 1,070,491 common units in Navios Partners and second priority pledge over the collateral securing the NSM Loan.

NSM Loan I: In December 2021, Navios Holdings entered into an amended and restated loan agreement to the existing NSM Loan dated August 29, 2019, whereby a wholly-owned subsidiary of NSM made available to the Company a secured term loan of up to $127,632 (the “NSM Loan I”), in two tranches: (i) the first tranche of $48,573 represented borrowings already made available and (ii) the second tranche of $79,059 represented new borrowings made available in exchange of the release by NSM of certain existing collateral. The NSM Loan I was repayable in quarterly installments of $5,000 with the first installment falling due in the third quarter of 2023. The NSM Loan I had a four-year term and bore interest at a rate of (i) 18% per annum until the 2022 Senior Secured Notes were repaid and 16.5% per annum thereafter when paid in the form of Convertible Debenture for the first 18 months (“PIK Interest”) and (ii) 13.5% per annum when paid in the form of cash. The NSM Loan I would be paid in PIK Interest for the first 18 months, due also in optional prepayment during that period and thereafter in either cash or PIK Interest at the election of the Borrower. As of June 30, 2022, the outstanding balance was $127,632, and an amount of $11,204 accrued PIK interest at 18% is included under the caption “Convertible debenture payable to affiliate companies”.

The Company’s obligations under the NSM Loan I were guaranteed by 2,072,121 common units in Navios Partners.

In the third quarter of 2022, the outstanding balance under NSM Loan I was fully repaid using cash received from the Transaction. For further information see Note 16 “Subsequent Events” in the interim condensed consolidated financial statements.

NSM Loan II: In December 2021, Navios Holdings entered into an amended and restated loan agreement to the existing $115.0 million NSM Loan dated June 29, 2021 whereby a wholly-owned subsidiary of NSM made available to the Company a secured term loan of up to $135,000 (the “NSM Loan II”) in two tranches (i) the first tranche of $64,059 represented outstanding borrowings already made available and (ii) the second tranche of $70,941 represented new borrowings to be made available, in exchange of the release by NSM of certain existing collateral. The NSM Loan II was repayable in quarterly installments of $5,000 with the first installment falling due in the third quarter of 2023. The NSM Loan II had a four year term and bore interest at a rate of (i) 18% per annum until the 2022 Senior Secured Notes were repaid and 16.5% per annum thereafter, when paid in PIK Interest and (ii) 13.5% per annum when paid in the form of cash. The NSM Loan II would be paid in PIK Interest for the first 18 months, due also in optional prepayment during that period and thereafter in either cash or PIK Interest at the election of the Borrower. As of June 30, 2022, the outstanding balance was $135,000 and an amount of $11,850 accrued PIK interest at 18% is included under the caption “Convertible debenture payable to affiliate companies”.

The Company’s obligations under the NSM Loan II were guaranteed by 40,587 common units in Navios Partners, a second priority pledge in the Navios Logistics’ shares, 1,070,491 common units in Navios Partners, and a second priority pledge over the collateral securing the NSM Loan I.

In the third quarter of 2022, the outstanding balance under NSM Loan II was fully repaid using cash received from the Transaction. For further information see Note 16 “Subsequent Events” in the interim condensed consolidated financial statements.

Upon completion of the refinancing in January 2022, NSM received an upfront fee in respect of the NSM Loan I and the NSM Loan II of $24,000 in the form of a Convertible Debenture and is included in the interim condensed consolidated statement of comprehensive income under the caption “Non-operating other finance cost”. The agreements also provide for prepayment premiums ranging from 5%-10% during the first 36 months of the term which is payable in the form of Convertible Debenture, described below.

Convertible Debenture: In December 2021, Navios Holdings entered into the Convertible Debenture with NSM, covering an upfront fee of $24.0 million, accrued interest on the NSM Loans, and prepayment fees. The lender has the option to convert any portion of the outstanding balance under the Convertible Debenture into shares of common stock of Navios Holdings pursuant to an agreed-upon mechanism. The Convertible Debenture has a term of five years and bears interest at the rate of 4% PIK, payable at maturity, if not earlier converted into shares of our common stock. As of June 30, 2022, the total outstanding balance of the Convertible Debenture amounted to $47,637, including $23,637, which consists of the accrued PIK interest at 18% on the NSM Loan I and II and the 4% PIK interest, amounting to $11,204, $11,850 and $583, respectively, and is presented under the caption “Convertible debenture payable to affiliate companies”.

Following the repayments of the NSM Loan I and NSM Loan II described above, the applicable prepayment fee paid via increase of the Convertible Debenture is $61,730.

In accordance with the terms of the Convertible Debenture, Navios Holdings issued 1,000 shares of preferred stock (the “Series I Preferred Stock”) on January 3, 2022, which have no voting and no economic rights. The Series I Preferred Stock represent 9,133,147 and 29,754,721 shares of common stock issuable as of June 30, 2022 and September 13, 2022, respectively, upon conversion of a Convertible Debenture and are deemed outstanding for voting purposes. Under the terms of the Convertible Debenture, the number of shares of Common Stock issuable upon conversion thereof will increase to the extent that amounts outstanding under the Convertible Debenture increase. NSM, the holder of the Series I Preferred Stock, may convert any or all of the outstanding preferred stock into common stock at its option at any time until the maturity of the Convertible Debenture at the conversion rate of $3.93 per common stock. In addition, there are also provisions for mandatory conversion upon the occurrence of certain events. NSM is an affiliate of our Chairwoman and Chief Executive Officer, Angeliki Frangou.

Navios Logistics’ Shareholders Agreement: On November 19, 2019, Navios Holdings entered into a shareholder agreement with Peers Business Inc. granting certain protections to minority shareholders in certain events.

Promissory note: On July 30, 2021, Navios Logistics issued a $20,000 promissory note to Grimaud. The promissory note is payable in four semi-annual equal installments commencing on August 15, 2021. The Company has the ability to defer payment of one of the first three installments subject to certain conditions. On July 30, 2021, Grimaud entered into an assignment agreement with Peers Business Inc., whereby the promissory note was assigned to Peers Business Inc. Please refer to Note 10 “Preferred and Common Stock” to the interim condensed consolidated financial statements. As of August 15, 2022, the Company paid an amount of $10,000 relating to the promissory note.